Reversal of (provision for) impairment losses due to credit loss - Reversal of (provision for) Impairment Losses due to credit loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment losses due to credit loss [Abstract]
Impairment loss due to credit losses on financial assets measured at FVTOCI	₩ (4,909)	₩ (1,529)	₩ (3,297)
Reversal of (provision for) impairment loss due to credit losses on securities at amortized cost	(664)	934	1,415
Provision for impairment loss due to credit losses on loan and other financial assets at amortized cost	(551,957)	(792,250)	(385,758)
Reversal of provision on guarantee	10,701	18,348	4,352
Reversal of (provision for) unused loan commitment	9,991	(9,874)	9,044
Total	₩ (536,838)	₩ (784,371)	₩ (374,244)